                                                               November 18, 1999

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Separate Account KG of First Allmerica Financial Life Insurance Company ("Separate Account KG"), Form N-4 (File Nos. 333-10285 and 811-7769) Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940, as amended

Dear Sirs or Madams:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act"), Registrant certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

If there should be any questions on this filing, please contact the undersigned at (508) 855-3877.

                                            Very truly yours,

                                            /s/ John C. Donlon, Jr.

                                            John C. Donlon, Jr.
                                            Assistant Vice President and Counsel